Financial Instruments and Derivatives - Net Positions of Foreign Contracts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 CAD	Dec. 31, 2013 COP	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 GBP (£)	Dec. 31, 2013 MXN	Dec. 31, 2013 Cash Flow Hedging [Member] AUD	Dec. 31, 2013 Cash Flow Hedging [Member] CAD	Dec. 31, 2013 Cash Flow Hedging [Member] COP	Dec. 31, 2013 Cash Flow Hedging [Member] EUR (€)	Dec. 31, 2013 Cash Flow Hedging [Member] GBP (£)	Dec. 31, 2013 Cash Flow Hedging [Member] MXN	Dec. 31, 2013 Cash Flow Hedging [Member] NZD	Dec. 31, 2013 Cash Flow Hedging [Member] PLN	Dec. 31, 2013 Cash Flow Hedging [Member] TRY
Derivative [Line Items]
Net Purchase / (Sales) position of foreign currency cash flow hedges	13,894	17,172,892	€ 2,284	£ 6,105	164,010	(6,405)	52,973	14,773,186	€ (7,459)	£ 4,153	273,681	(3,123)	2,651	6,604